Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under non-cancelable operating lease agreements

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2021 were as follows:

Years Ended December 31,	RMB
2022	18,409,478
2023	7,920,190
2024	3,130,170
Total	29,459,838